Commitments and Contingencies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Loss Contingencies [Line Items]
Percentage of income from product and services	3.00%
Royalty expense	$ 15	$ 329	$ 9
Maximum total royalty amount	6,966
Potential liability	$ 453